Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended		21 Months Ended	45 Months Ended	60 Months Ended	120 Months Ended
	Nov. 12, 2024	Jul. 31, 2025	Jul. 31, 2015	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000069397
Average Annual Return [Line Items]
Average Annual Return, Percent		7.29%				3.52%	4.42%
C000069398
Average Annual Return [Line Items]
Average Annual Return, Percent		8.38%				4.86%	5.25%
C000069399
Average Annual Return [Line Items]
Average Annual Return, Percent		10.58%				7.56%	6.87%
C000069400
Average Annual Return [Line Items]
Average Annual Return, Percent		12.74%				10.26%	8.45%
C000231047
Average Annual Return [Line Items]
Average Annual Return, Percent		6.16%			5.30%
C000125223
Average Annual Return [Line Items]
Average Annual Return, Percent		27.63%				12.72%	13.89%
C000128677
Average Annual Return [Line Items]
Average Annual Return, Percent		8.31%				14.34%	12.75%
C000124960
Average Annual Return [Line Items]
Average Annual Return, Percent		10.86%				12.82%	10.71%
C000124961
Average Annual Return [Line Items]
Average Annual Return, Percent		7.93%				12.14%	8.36%
C000245481
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		8.25%		13.38%
C000245484
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		9.62%		15.55%
C000245485
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		10.81%		17.22%
C000245486
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		12.01%		18.79%
C000245487
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		12.96%		20.16%
C000245488
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		14.08%		21.36%
C000245489
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		14.71%		21.87%
C000245490
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		14.82%		21.94%
C000245482
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Fund
Average Annual Return, Percent		14.82%		21.93%
Without Sales Load [Member] | C000112640
Average Annual Return [Line Items]
Average Annual Return, Percent		7.20%				2.65%	3.18%
Without Sales Load [Member] | C000099141
Average Annual Return [Line Items]
Average Annual Return, Percent		8.16%				9.70%	10.30%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Average Annual Return, Percent		4.00%				(0.52%)	2.04%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Average Annual Return, Percent		4.00%				(0.52%)	2.04%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Average Annual Return, Percent		15.87%				12.79%	10.05%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Average Annual Return, Percent		15.87%				12.79%	10.05%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Average Annual Return, Percent		4.00%				(0.52%)	2.04%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
Average Annual Return, Percent		16.96%			9.93%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index	MSCI USA Index
Average Annual Return, Percent		16.96%				15.67%	13.62%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index	MSCI USA Index
Average Annual Return, Percent		16.96%				15.67%	13.62%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index	MSCI USA Index
Average Annual Return, Percent		16.96%				15.67%	13.62%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index	MSCI USA Index
Average Annual Return, Percent		16.96%				15.67%	13.62%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index	MSCI USA Index
Average Annual Return, Percent		16.96%				15.67%	13.62%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.38%		7.50%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.54%		24.71%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.54%		24.71%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.54%		24.71%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.54%		24.71%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.54%		24.71%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.54%		24.71%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.54%		24.71%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.54%		24.71%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Average Annual Return, Percent		15.87%				12.79%	10.05%
S&P Target Risk Conservative Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.39%				3.65%	4.56%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Average Annual Return, Percent		15.87%				12.79%	10.05%
S&P Target Risk Moderate Index
Average Annual Return [Line Items]
Average Annual Return, Percent		8.50%				5.00%	5.39%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Average Annual Return, Percent		4.00%				(0.52%)	2.04%
S&P Target Risk Balanced Index
Average Annual Return [Line Items]
Average Annual Return, Percent		10.69%				7.70%	7.01%
Bloomberg Barclays U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Average Annual Return, Percent		4.00%				(0.52%)	2.04%
S&P Target Risk Aggressive Index
Average Annual Return [Line Items]
Average Annual Return, Percent		12.86%				10.39%	8.58%
MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net)
Average Annual Return, Percent		15.87%				12.79%	10.05%
Morningstar Multi-Asset High Income Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.04%				2.68%	3.24%
MSCI USA Minimum Volatility Ext ESG Reduced Carbon Target Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
Average Annual Return, Percent		6.34%			5.29%
MSCI USA Minimum Volatility (USD) Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Minimum Volatility Index	MSCI USA Minimum Volatility Index
Average Annual Return, Percent		8.31%				9.75%	10.41%
MSCI USA Momentum SR Variant Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Momentum SR Variant Index (Spliced)	MSCI USA Momentum SR Variant Index (Spliced)
Average Annual Return, Percent		27.85%				12.90%	14.11%
MSCI USA Sector Neutral Quality Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Sector Neutral Quality Index (Spliced)	MSCI USA Sector Neutral Quality Index (Spliced)
Average Annual Return, Percent		8.47%				14.54%	12.94%
MSCI USA Low Size Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Low Size Index (Spliced)	MSCI USA Low Size Index (Spliced)
Average Annual Return, Percent		11.06%				12.97%	10.87%
MSCI USA Enhanced Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Enhanced Value Index (Spliced)	MSCI USA Enhanced Value Index (Spliced)
Average Annual Return, Percent		8.11%				12.32%	8.53%
Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		16.54%		24.71%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.38%		7.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.38%		7.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.38%		7.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.38%		7.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.38%		7.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.38%		7.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.38%		7.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.38%		7.50%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index